UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13 F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [  ]; Amendment Number:  _______
          This Amendment (Check only one):   [  ]  is a restatement.
                                             [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Polaris Equity Management, Inc.
Address:  601 Montgomery Street Suite 700
          San Francisco, California 94111

Form 13F File Number: 28-13000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it; that all information contained herein is true, correct and complete; and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Nathan Walsh
Title:    Chief Financial Officer
Phone:    (415) 263-5600

Signature, Place, and Date of Signing:

/s/  Nathan Walsh           San Francisco, California            January 7, 2009
-----------------           -------------------------            ---------------
[Signature]                        [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported for this report.)

[ ] 13F NOTICE. (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.

                             FORM 13 F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------
Form 13F Information Table Entry Total:     24
                                            -------
Form 13F Information Table Value Total:     $24,933
                                            -------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         Polaris Equity Management, Inc.
                                    FORM 13F
                                December 31, 2008

                                                                                                                 Voting Authority
                                                                                                             -----------------------
                                 Title of                Value       Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   class      CUSIP       (x$1000)     Prn Amt   Prn  Call  Dscretn  Managers    Sole     Shared  None
------------------------------   ---------  ---------   --------     --------  ---  ----  -------  --------  --------   ------  ----
APPLE INC COM                               037833100        68       800.000  SH          Sole                 800.000
BIOGEN IDEC INC COM                         09062X103      2339     49100.000  SH          Sole               49100.000
BRAVO! BRANDS INC COM                       105666101         0     10000.000  SH          Sole               10000.000
CHEVRON CORP COM                            166764100       738      9973.575  SH          Sole                9973.575
CRYSTALLEX INTL CORP COM                    22942F101         2     11700.000  SH          Sole               11700.000
GENENTECH INC COM                           368710406        20       240.000  SH          Sole                 240.000
LOCKHEED MARTIN COM                         539830109       275      3269.877  SH          Sole                3269.877
PIONEER GLOBAL GROUP LIMITED C              G7098N100         0     29332.000  SH          Sole               29332.000
SCHWAB CHARLES CORP COM                     808513105       808     50000.000  SH          Sole               50000.000
SEXTANT PARTNERS LP NSA                     818994105      2422   2421558.000  SH          Sole             2421558.000
AMEX SPDR FINANCIAL SELECT SEC              81369Y605       950     75875.000  SH          Sole               75875.000
ISHARES KLD SELECT SOCIAL CLOS              464288802       350      9125.000  SH          Sole                9125.000
ISHARES MSCI EMERGING MKTS                  464287234      1492     59767.293  SH          Sole               59767.293
ISHARES S&P 500 GROWTH INDEX F              464287309      2968     66057.881  SH          Sole               66057.881
ISHARES S&P 500 VALUE INDEX FU              464287408      2299     50892.215  SH          Sole               50892.215
ISHARES S&P MDCP 400 VALUE FD               464287705      1398     27800.358  SH          Sole               27800.358
ISHARES S&P MIDCAP 400 GROWTH               464287606       795     14344.812  SH          Sole               14344.812
ISHARES S&P NORTH AMER TECHSE               464287523       713     25142.689  SH          Sole               25142.689
ISHARES S&P SMALLCAP 600 GROWT              464287887      2768     62122.190  SH          Sole               62122.190
ISHARES S&P SMALLCAP 600 VALUE              464287879      1959     40284.625  SH          Sole               40284.625
POWERSHARES QQQ                             73935A104      1444     48567.000  SH          Sole               48567.000
ELAN CORP PLC ADR                           284131208       336     56000.000  SH          Sole               56000.000
IVY FDS ASSET STRATEGY FD CL A              466000759       226     12528.410  SH          Sole               12528.410
VAN KAMPEN EQUITY & INCOME FD               92113D102       562     87120.183  SH          Sole               87120.183
REPORT SUMMARY          24 DATA RECORDS                   24933                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED